STOCK-BASED COMPENSATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Shares available for grant, Beginning	8,058,788	608,029		1,548,029
Number of Shares Granted	0	(1,000,000)		(940,000)
Number of Shares Exercised	0	0		0
Number of Shares Forfeited	0
Shares available for grant, Ending	8,058,788	8,058,788		608,029
Vested and unvested but expected to vest	8,004,211	7,945,342
Exercisable	6,985,038	6,358,788
Weighted-average exercise price, Beginning	$ 0.29 [1]	$ 0.29	[1]	$ 0.30
Weighted Average Exercise Price Granted	0	0.28		0.64
Weighted Average Exercise Price Exercised	0	0.16		0
Weighted Average Exercise Price Forfeited	0
Weighted-average exercise price, Ending	0.29	$ 0.29	[1]	$ 0.29	[1]
Weighted Average Exercise Price Vested and unvested but expected to vest	0.29
Weighted Average Exercise Price Exercisable	$ 0.28
Outstanding options, Weighted-average remaining contractual life (in years)	3 years 4 months 24 days	3 years 10 months 24 days
Weighted Average Remaining Contractual LifeVested and unvested but expected to vest	3 years 4 months 24 days
Weighted Average Remaining Contractual Life Exercisable	2 years 9 months 18 days	3 months 7 days
Aggregate Intrinsic Value Options Outstanding	$ 95,353	$ 38,026
Aggregate Intrinsic Value Vested and unvested but expected to vest	94,603
Aggregate Intrinsic Value Exercisable	$ 94,603	$ 38,026

[1]	Note: A portion of the forfeitures in 2017 and the 2016 expirations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.